SEMI ANNUAL

JUNE 30, 1998

MUTUAL SHARES FUND

REPORT


[LOGO]

FRANKLIN(R) TEMPLETON(R)

PAGE


Thank you for investing with Franklin Templeton. We encourage our investors to maintain a long-term perspective and remember that all securities markets move both up and down, as do mutual fund share prices. We appreciate your past support and look forward to serving your investment needs in the years ahead.

PAGE


CONTENTS


Shareholder Letter .......................  1

Performance Summaries
   Class Z ...............................  4
   Class I ...............................  6
   Class II ..............................  7

Management Update ........................  8

Statement of Investments ................. 12

Financial Statements ..................... 25

Notes to Financial
Statements ............................... 28


                                 FUND CATEGORY

                                [PYRAMID GRAPH]




SHAREHOLDER LETTER

Your Fund's Objective: Mutual Shares Fund seeks capital appreciation, with income as a secondary objective, by investing primarily in common and preferred stocks, bonds, and convertible securities. The fund may also invest in foreign securities.




Dear Shareholder:

We are pleased to bring you this semiannual report of Mutual Shares Fund, which covers the six months ended June 30, 1998. During this period, relatively low interest rates, benign inflation, and moderate economic growth contributed to strong stock market performance in the U.S. The Standard & Poor's(R) 500 Stock Index rose 17.71% and the Dow Jones(R) Industrial Average advanced 14.11%, as many investors appeared to focus on large growth companies, regardless of valuation.* In such an environment, contrarian "value" investors such as ourselves have difficulty performing in line with broad market indices, and the fund's Class Z shares produced a six-month 6.67% cumulative total return, as discussed in the Performance Summary on page 4.



*Source: Standard & Poor's Micropal. Dow Jones Industrial Average's total return is calculated by Wilshire Associates, Inc. Indices are unmanaged. Price appreciation includes reinvested dividends. One cannot invest directly in an index.

You will find a complete listing of the fund's portfolio holdings, including dollar value and number of shares or principal amount, beginning on page 12 of this report.

PAGE


PORTFOLIO BREAKDOWN
Based on Total Net Assets
6/30/98

This chart shows in pie format the portfolio breakdown of the fund's securities on June 30, 1998, based on total net assets.

[PIE GRAPH APPEARS HERE]

Equities                                     79.0%
Bonds                                         3.4%
Short-Term Investments & Other
   Net Assets                                17.6%



TOP 10 INDUSTRIES
6/30/98

This table shows the Top 10 Industries of the fund on June 30, 1998, based on total net assets.

                                                % OF TOTAL
INDUSTRY                                        NET ASSETS
Banking                                               8.1%
Broadcasting & Publishing                             7.6%
Financial Services                                    6.1%
Multi-Industry                                        5.7%
Insurance                                             5.0%
Energy Sources                                        5.0%
Transportation                                        4.7%
Health & Personal Care                                4.2%
Telecommunications                                    4.0%
Food & Household Products                             2.8%



A number of our European holdings contributed positively to the fund's performance. The stock price of Suez Lyonnaise des Eaux SA rose considerably as it metamorphosed into one of the world's largest water and waste services companies, and we believe still more value could be unlocked. The share value of Investor AB, a large Swedish company whose holdings include Astra AB (pharmaceuticals), Ericsson LM (telecommunications equipment) and Scania AB (truck manufacturing), also increased substantially. Investor's new chairman is driving more restructuring at all divisions, yet during the period, its shares traded at an approximate 20% discount to its book value. In our opinion, the firm has excellent long-term potential.

Some of the fund's largest U.S. positions, including MCI Communications Corp. and Morgan Stanley Dean Witter & Co., also performed well. MCI's merger with Worldcom, which is scheduled for this summer, benefited the fund significantly. And the merger of Dean Witter, Discover and The Morgan Stanley Group appears to have been a considerable success. Combined, these two powerful franchises offer compelling synergies, and, in our opinion, its management, which owns a substantial amount of the stock, is very shareholder oriented.

However, the first half of 1998 held a major disappointment for us - Sunbeam Corp. Although we recovered our investment in Sunbeam several times over by selling some of its shares in 1992 and 1994, the decreasing value of its stock during this reporting period diminished the fund's return appreciably. In March, Sunbeam made a series of announcements that disclosed weakness in its underlying businesses and also lowered future earnings expectations. As a result, its share price fell substantially. On June 15, Sunbeam's Board of Directors, including Peter Langerman of Franklin Mutual Advisers, Inc., terminated Albert Dunlap as the company's chief executive officer. While

2

PAGE


TOP 10 HOLDINGS
6/30/98

This table shows the Top 10 Holdings of the fund on June 30, 1998, based on total net assets.

COMPANY                                      % OF TOTAL
INDUSTRY, COUNTRY                            NET ASSETS
Chase Manhattan Corp.
Banking, U.S.                                      5.0%

Investor AB, A & B
Multi-Industry, Sweden                             3.4%
Mediaone Group, Inc.
Broadcasting & Publishing, U.S.                    2.7%

Morgan Stanley
Dean Witter & Co.
Financial Services, U.S.                           2.0%

Railtrack Group PLC
Transportation,
United Kingdom                                     1.6%

General Motors Corp.
Automobiles, U.S.                                  1.4%

MCI Communications Corp.
Telecommunications, U.S.                           1.3%

Suez Lyonnaise des Eaux SA
Business & Public Services,
France                                             1.3%

Sunbeam Corp.
Food & Household Products, U.S.                    1.0%

Fund American Enterprises
Holdings Inc.
Insurance, U.S.                                    0.9%



making no predictions at this point about Sunbeam's share price, we note that as of June 30, 1998, our position in Sunbeam represented approximately 1% of the fund's total net assets. On December 31, 1997, it was 4.4% of the fund's total net assets.

Looking forward, we believe equity markets should present us with many opportunities, and expect to find value in small-cap and medium-cap stocks. The remainder of 1998 should be an exciting period for Europe as the continent prepares for limited introduction of the euro (the region's future single currency) on January 1, 1999. And the Asian financial crises of 1997 could also provide investment opportunities for us. Of course, we are always mindful of the fund's low risk, low volatility philosophy, and our investments will be consistent with this.

We appreciate your participation in Mutual Shares Fund and welcome your comments and suggestions.

Sincerely,

Franklin Mutual Advisers Senior Portfolio Management Team



-------------------------------------------------------------------------------
The discussion contained in this report reflects our views, opinions and portfolio holdings as of June 30, 1998, the end of the reporting period. However, market and economic conditions are changing constantly, which can be expected to affect our strategies and the fund's portfolio composition. Although historic performance is no guarantee of future results, these insights may help you understand our investment and management philosophy.

It is important to remember that the fund may invest in lower-rated "junk bonds," which entail higher credit risks, as well as in foreign securities involving risks, such as political uncertainty or fluctuations in foreign exchange rates in areas where investments are made. The fund generally expects to hedge against currency risk where feasible and to the extent possible. The fund's value-oriented strategy may include investments in companies involved in mergers, reorganizations, restructurings, or liquidations. The risks associated with this and other fund-specific investments are described in the prospectus.
-------------------------------------------------------------------------------
                                                                              3

PAGE


Performance Summary



CLASS Z

Mutual Shares Fund - Class Z produced a 6.67% cumulative total return for the six-month period ended June 30, 1998. Cumulative total return measures the change in value of an investment, assuming reinvestment of all distributions.

The fund's Class Z share price increased $1.42, from $21.30 on December 31, 1997, to $22.72 on June 30, 1998. During the reporting period, Class Z shares paid no distributions. Distributions will vary depending on income earned by the fund and any profits realized from the sale of securities in the portfolio, as well as the level of the fund's operating expenses.




Past performance is not predictive of future results.

4

PAGE


CLASS Z
Periods ended 6/30/98

                                                1-YEAR        5-YEAR        10-YEAR
Cumulative Total Return(1)                      18.58%       143.41%        330.27%

Average Annual Total Return(2)                  18.58%        19.47%         15.71%

Value of $10,000 Investment(3)                 $11,858       $24,341        $43,027


                                  6/30/94      6/30/95      6/30/96      6/30/97       6/30/98
One-Year Total Return(4)             9.93%      21.64%       20.93%       26.93%        18.58%



1. Cumulative total return represents the change in value of an investment over the indicated periods.

2. Average annual total return represents the average annual change in value of an investment over the indicated periods.

3. These figures represent the value of a hypothetical $10,000 investment in the fund over the indicated periods.

4. One-year total return represents the change in value of an investment over the periods ended on the dates indicated.

All calculations assume reinvestment of dividends and capital gains at net asset value. The fund's manager has agreed in advance to waive a portion of its management fees, which increases total return to shareholders. If the manager had not taken this action, the fund's total returns would have been lower. Franklin Mutual Advisers has made a commitment to the fund's Board not to seek an increase in the rate of investment advisory fees for a three-year period beginning November 1, 1996.

Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions, currency volatility, and the economic, social, and political climates of countries where investments are made. You may have a gain or loss when you sell your shares.


Past performance is not predictive of future results.

                                                                               5

PAGE


CLASS I

Mutual Shares Fund - Class I produced a 6.44% cumulative total return for the six-month period ended June 30, 1998. Cumulative total return measures the change in value of an investment, assuming reinvestment of all distributions, and does not include the initial sales charge.

The fund's Class I share price, as measured by net asset value, increased $1.37, from $21.26 on December 31, 1997, to 22.63 on June 30, 1998. During the reporting period, Class I shares paid no distributions. Distributions will vary depending on income earned by the fund and any profits realized from the sale of securities in the portfolio, as well as the level of the fund's operating expenses.


CLASS I
Periods ended 6/30/98

                                                                         SINCE
                                                                       INCEPTION
                                                      1-YEAR           (11/1/96)
Cumulative Total Return(1)                            18.17%             43.42%

Average Annual Total Return(2)                        12.87%             20.86%

Value of $10,000 Investment(3)                       $11,287            $13,696



1. Cumulative total return represents the change in value of an investment over the indicated periods and does not include the sales charge.

2. Average annual total return represents the average annual change in value of an investment over the indicated periods and includes the maximum 4.5% initial sales charge.

3. These figures represent the value of a hypothetical $10,000 investment in the fund over the indicated periods and include the sales charge.

All calculations assume reinvestment of dividends and capital gains at net asset value. The fund's manager has agreed in advance to waive a portion of its management fees, which increases total return to shareholders. If the manager had not taken this action, the fund's total returns would have been lower. Franklin Mutual Advisers has made a commitment to the fund's Board not to seek an increase in the rate of investment advisory fees for a three-year period beginning November 1, 1996.

Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions, currency volatility, and the economic, social, and political climates of countries where investments are made. You may have a gain or loss when you sell your shares.



Past performance is not predictive of future results.

6

PAGE


CLASS II

Mutual Shares Fund - Class II produced a 6.09% cumulative total return for the six-month period ended June 30, 1998. Cumulative total return measures the change in value of an investment, assuming reinvestment of all distributions, and does not include sales charges.

The fund's Class II share price, as measured by net asset value, increased $1.29, from $21.18 on December 31, 1997, to $22.47 on June 30, 1998. During the
reporting period, Class II shares paid no distributions. Distributions will vary depending on income earned by the fund and any profits realized from the sale of securities in the portfolio.


CLASS II
Periods ended 6/30/98

                                                                          SINCE
                                                                        INCEPTION
                                                      1-YEAR            (11/1/96)
Cumulative Total Return(1)                            17.37%              41.85%

Average Annual Total Return(2)                        15.21%              22.17%

Value of $10,000 Investment(3)                       $11,521             $13,944



1. Cumulative total return represents the change in value of an investment over the indicated periods and does not include sales charges.

2. Average annual total return represents the average annual change in value of an investment over the indicated periods and includes the 1.0% initial sales charge and 1.0% contingent deferred sales charge, applicable to shares redeemed with 18 months of investment.

3. These figures represent the value of a hypothetical $10,000 investment in the fund over the indicated periods and include sales charges.

All calculations assume reinvestment of dividends and capital gains at net asset value. The fund's manager has agreed in advance to waive a portion of its management fees, which increases total return to shareholders. If the manager had not taken this action, the fund's total returns would have been lower. Franklin Mutual Advisers has made a commitment to the fund's Board not to seek an increase in the rate of investment advisory fees for a three-year period beginning November 1, 1996.

Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions, currency volatility, and the economic, social, and political climates of countries where investments are made. You may have a gain or loss when you sell your shares.



Past performance is not predictive of future results.

                                                                               7

PAGE


MANAGEMENT UPDATE



Franklin Mutual Advisers, Inc. is pleased to announce promotions within its senior portfolio management team, which will become effective November 1, 1998.

Peter Langerman, currently Chief Operating Officer, will become CEO of Franklin Mutual Advisers. Robert Friedman, currently Senior Vice President, will become Chief Investment Officer and will have overall responsibility for the funds' portfolio management. Their work continues to be supported by the senior portfolio team of Jeff Altman, Ray Garea, David Marcus, Larry Sondike and David Winters. While Michael Price will no longer be actively managing the funds' portfolios, he will continue as Chairman of the Boards of Directors that oversee the Mutual Series funds and Franklin Mutual Advisers, Inc.

Mr. Langerman joined Heine Securities Corporation (predecessor of Franklin Mutual Advisers) in 1986 as an analyst, and was named Chief Operating Officer in May 1997. He has spent a considerable part of his time at Mutual Series focusing on investments in companies in financial distress and bankruptcy.

Mr. Friedman has been responsible for numerous large domestic positions as well as having oversight of non-U.S. investments. He was based in London for two years, and has considerable experience implementing the Mutual Series value philosophy both domestically and abroad. He has also been instrumental to the success of Mutual Discovery Fund.

8

PAGE



MUTUAL SHARES FUND
Financial Highlights

                                                                                CLASS Z
                                          -----------------------------------------------------------------------------------
                                           SIX MONTHS
                                              ENDED                             YEAR ENDED DECEMBER 31,
                                          JUNE 30, 1998    ------------------------------------------------------------------
                                           (UNAUDITED)        1997          1996          1995          1994          1993
                                          -----------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE+
(For a share outstanding throughout
  the period)
Net asset value, beginning of
period................................         $21.30          $18.57        $17.29        $15.74        $16.19        $14.67
                                          -----------------------------------------------------------------------------------
Income from investment operations:
 Net investment income................            .29             .42           .55           .40           .27           .28
 Net realized and unrealized gains....           1.13            4.43          2.96          4.10           .46          2.78
                                          -----------------------------------------------------------------------------------
Total from investment operations......           1.42            4.85          3.51          4.50           .73          3.06
                                          -----------------------------------------------------------------------------------
Less distributions from:
 Net investment income................             --            (.54)         (.50)         (.39)         (.27)         (.28)
 Net realized gains...................             --           (1.58)        (1.73)        (2.56)         (.91)        (1.26)
                                          -----------------------------------------------------------------------------------
Total distributions...................             --           (2.12)        (2.23)        (2.95)        (1.18)        (1.54)
                                          -----------------------------------------------------------------------------------
Net asset value, end of period........         $22.72          $21.30        $18.57        $17.29        $15.74        $16.19
                                          -----------------------------------------------------------------------------------
Total Return*.........................          6.67%          26.44%        20.76%        29.11%         4.53%        21.00%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's).....     $7,984,186      $7,918,986    $6,543,063    $5,229,574    $3,745,726    $3,527,076
Ratios to average net assets:
 Expenses.............................           .73%**          .72%          .70%          .69%          .72%          .74%
 Expenses, excluding waiver and
  payments by affiliate...............           .76%**          .75%          .72%          .69%          .72%          .74%
 Net investment income................          2.48%**         1.92%         3.02%         2.47%         1.80%         1.90%
Portfolio turnover rate...............         29.22%          49.61%        58.35%        79.32%        66.55%        48.78%

*Total return is not annualized.
**Annualized.
+Per share amounts for all periods prior to December 31, 1996 have been restated to reflect a 5-for-1 stock split effective February 3, 1997.
                                                                               9

PAGE

MUTUAL SHARES FUND
Financial Highlights (continued)

                                                                                  CLASS I
                                                                --------------------------------------------
                                                                 SIX MONTHS
                                                                    ENDED           YEAR ENDED DECEMBER 31,
                                                                JUNE 30, 1998       ------------------------
                                                                 (UNAUDITED)         1997+++          1996+
                                                                --------------------------------------------
PER SHARE OPERATING PERFORMANCE++
(For a share outstanding throughout the period)
Net asset value, beginning of period........................         $21.26             $18.56        $18.90
                                                                --------------------------------------------
Income from investment operations:
 Net investment income......................................            .24                .34           .21
 Net realized and unrealized gains..........................           1.13               4.43          1.08
                                                                --------------------------------------------
Total from investment operations............................           1.37               4.77          1.29
                                                                --------------------------------------------
Less distributions from:
 Net investment income......................................             --               (.49)         (.47)
 Net realized gains.........................................             --              (1.58)        (1.16)
                                                                --------------------------------------------
Total distributions.........................................             --              (2.07)        (1.63)
                                                                --------------------------------------------
Net asset value, end of period..............................         $22.63             $21.26        $18.56
                                                                --------------------------------------------
Total Return*...............................................          6.44%             26.03%         6.91%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's)...........................     $1,702,262         $1,043,262       $35,634
Ratios to average net assets:
 Expenses...................................................          1.08%**            1.07%         1.09%**
 Expenses, excluding waiver and payments by affiliate.......          1.11%**            1.10%         1.18%**
 Net investment income......................................          2.18%**            1.58%         2.44%**
Portfolio turnover rate.....................................         29.22%             49.61%        58.35%

*Total return does not reflect sales commissions and is not annualized. **Annualized.
+For the period November 1, 1996 (effective date) to December 31, 1996.
++Per share amounts for the period ended December 31, 1996 have been restated to reflect a 5-for-1 stock split effective February 3, 1997.
+++Based on average weighted shares outstanding.

 10

PAGE

MUTUAL SHARES FUND
Financial Highlights (continued)

                                                                                  CLASS II
                                                                ---------------------------------------------
                                                                  SIX MONTHS
                                                                    ENDED            YEAR ENDED DECEMBER 31,
                                                                JUNE 30, 1998        ------------------------
                                                                (UNAUDITED)+++        1997+++         1996+
                                                                ---------------------------------------------
PER SHARE OPERATING PERFORMANCE++
(For a share outstanding throughout the period)
Net asset value, beginning of period........................          $21.18           $18.56         $18.90
                                                                ---------------------------------------------
Income from investment operations:
 Net investment income......................................             .17              .20            .20
 Net realized and unrealized gains..........................            1.12             4.42           1.08
                                                                ---------------------------------------------
Total from investment operations............................            1.29             4.62           1.28
                                                                ---------------------------------------------
Less distributions from:
 Net investment income......................................              --             (.42)          (.46)
 Net realized gains.........................................              --            (1.58)         (1.16)
                                                                ---------------------------------------------
Total distributions.........................................              --            (2.00)         (1.62)
                                                                ---------------------------------------------
Net asset value, end of period..............................          $22.47           $21.18         $18.56
                                                                ---------------------------------------------
Total Return*...............................................           6.09%           25.17%          6.82%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's)...........................      $1,093,269         $636,838        $16,873
Ratios to average net assets:
 Expenses...................................................           1.73%**          1.72%          1.71%**
 Expenses, excluding waiver and payments by affiliate.......           1.76%**          1.75%          1.80%**
 Net investment income......................................           1.53%**           .92%          1.69%**
Portfolio turnover rate.....................................          29.22%           49.61%         58.35%

*Total return does not reflect sales commissions or the contingent deferred sales charge and is not annualized.
**Annualized.
+For the period November 1, 1996 (effective date) to December 31, 1996.
++Per share amounts for the period ended December 31, 1996 have been restated to reflect a 5-for-1 stock split effective February 3, 1997.
+++Based on average weighted shares outstanding.

                       See Notes to Financial Statements.
                                                                              11

PAGE

MUTUAL SHARES FUND
STATEMENT OF INVESTMENTS, JUNE 30, 1998 (UNAUDITED)

                                                                 COUNTRY          SHARES              VALUE
----------------------------------------------------------------------------------------------------------------
COMMON STOCKS 78.7%
AEROSPACE & MILITARY TECHNOLOGY 1.6%
*Coltec Industries Inc. ....................................  United States          386,000     $     7,671,750
*General Motors Corp., H ...................................  United States          463,000          21,818,875
*Hexcel Corp. ..............................................  United States        1,740,895          39,387,749
+*Kreisler Manufacturing Corp. .............................  United States          154,480           1,525,490
*Litton Industries Inc. ....................................  United States          329,200          19,422,800
Lockheed Martin Corp. ......................................  United States          286,618          30,345,681
Northrop Grumman Corp. .....................................  United States          458,000          47,231,250
Primex Technologies Inc. ...................................  United States           63,990           3,279,488
                                                                                                 ---------------
                                                                                                     170,683,083
                                                                                                 ---------------
APPLIANCES & HOUSEHOLD DURABLES .6%
Black & Decker Corp. .......................................  United States          594,775          36,281,275
Premark International Inc. .................................  United States          715,300          23,068,425
                                                                                                ---------------
                                                                                                      59,349,700
                                                                                                 ---------------
AUTOMOBILES 2.4%
*Borg-Warner Automotive Inc. ...............................  United States          556,300          26,737,169
Chrysler Corp. .............................................  United States          789,600          44,513,700
General Motors Corp. .......................................  United States        2,279,000         152,265,688
Volvo AB, B.................................................      Sweden           1,080,300          32,172,347
                                                                                                 ---------------
                                                                                                     255,688,904
                                                                                                 ---------------
BANKING 7.4%
Chase Manhattan Corp. ......................................  United States        7,133,976         538,615,188
Cullen/Frost Bankers Inc. ..................................  United States          362,300          19,654,775
First Chicago NBD Corp. ....................................  United States        1,021,270          90,510,054
First Union Corp. ..........................................  United States          658,540          83,953,978
Fleet Financial Group Inc. .................................  United States          314,700          26,277,450
Mercantile Bancorporation Inc. .............................  United States           35,300           1,778,238
PNC Bank Corp. .............................................  United States          364,700          19,625,419
Royal Bank of Canada........................................      Canada             220,300          13,257,999
                                                                                                 ---------------
                                                                                                     793,673,101
                                                                                                 ---------------
BEVERAGES & TOBACCO 2.0%
B.A.T. Industries Plc. .....................................  United Kingdom         770,000           7,721,327
Brown-Forman Corp., B.......................................  United States          354,700          22,789,475
+Genesee Corp., A...........................................  United States           15,911             525,063
+Genesee Corp., B...........................................  United States          103,550           3,417,150
Heineken Holding NV, A......................................   Netherlands           690,581          22,745,515
Philip Morris Companies Inc. ...............................  United States        1,195,700          47,080,688
RJR Nabisco Holdings Corp. .................................  United States        3,829,599          90,952,976
UST Inc. ...................................................  United States          713,000          19,251,000
                                                                                                 ---------------
                                                                                                     214,483,194
                                                                                                 ---------------


 12

PAGE


MUTUAL SHARES FUND
STATEMENT OF INVESTMENTS, JUNE 30, 1998 (UNAUDITED) (CONT.)

                                                                 COUNTRY          SHARES              VALUE
----------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONT.)
BROADCASTING & PUBLISHING 7.6%
BHC Communications Inc., A..................................  United States           37,917     $     5,320,229
Central Newspapers Inc., A..................................  United States          425,300          29,664,675
*Chris Craft Industries Inc. ...............................  United States          216,865          11,859,805
Comcast Corp., A............................................  United States          105,500           4,193,625
Comcast Corp., Special A....................................  United States          558,819          22,684,559
Daily Mail & General Trust Plc. ............................  United Kingdom          65,000           3,047,519
Daily Mail & General Trust Plc., A..........................  United Kingdom       1,284,500          58,144,768
Dow Jones & Co. Inc. .......................................  United States        1,295,800          72,240,850
Dun & Bradstreet Corp. .....................................  United States          341,300          12,898,800
+Houghton Mifflin Co. ......................................  United States        1,544,300          49,031,525
*Mediaone Group Inc. .......................................  United States        6,547,673         287,688,382
*R H Donnelly Corp. ........................................  United States          134,500             403,500
Readers Digest Association Inc., A..........................  United States        1,304,600          35,387,275
Readers Digest Association Inc., B..........................  United States           25,000             678,125
Scripps Co., A..............................................  United States        1,477,500          80,985,469
+Southam Inc. ..............................................      Canada           3,996,700          72,565,972
United News & Media Plc. ...................................  United Kingdom       1,270,000          17,788,985
*Valassis Communications Inc. ..............................  United States          950,000          36,634,375
*Washington Post Co., B.....................................  United States           29,200          16,819,200
                                                                                                 ---------------
                                                                                                     818,037,638
                                                                                                 ---------------
BUILDING MATERIALS & COMPONENTS .7%
*American Standard Cos. Inc. ...............................  United States        1,083,000          48,396,563
Johns-Manville Corp. .......................................  United States        1,392,935          20,981,083
Lone Star Industries Inc. ..................................  United States           63,095           4,862,258
Noland Co. .................................................  United States          134,475           3,462,731
                                                                                                 ---------------
                                                                                                      77,702,635
                                                                                                 ---------------
BUSINESS & PUBLIC SERVICES 1.6%
Browning Ferris Industries Inc. ............................  United States          175,000           6,081,250
*Humana Inc. ...............................................  United States          310,000           9,668,125
Moore Corp. Ltd. ...........................................      Canada             228,900           3,032,925
Moore Corp. Ltd., fgn. .....................................      Canada             943,000          12,504,505
Suez Lyonnaise des Eaux SA..................................      France             849,380         139,783,841
                                                                                                 ---------------
                                                                                                     171,070,646
                                                                                                 ---------------
CHEMICALS 2.1%
Dow Chemical Co. ...........................................  United States          398,000          38,481,625
General Chemical Group Inc. ................................  United States          499,000          13,847,250
Morton International Inc. ..................................  United States        1,974,900          49,372,500
*Nova Chemicals Ltd., w/i ..................................      Canada           1,199,560          24,471,660
Olin Corp. .................................................  United States        1,899,100          79,168,731
Rohm & Haas Co. ............................................  United States          116,500          12,108,719
*W R Grace & Co. ...........................................  United States          827,200          14,114,100
                                                                                                 ---------------
                                                                                                     231,564,585
                                                                                                 ---------------


                                                                              13

PAGE


MUTUAL SHARES FUND
STATEMENT OF INVESTMENTS, JUNE 30, 1998 (UNAUDITED) (CONT.)

                                                                 COUNTRY          SHARES              VALUE
----------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONT.)
CONSTRUCTION & HOUSING .2%
Martin Marietta Materials Inc. .............................  United States          470,015     $    21,150,675
                                                                                                 ---------------

DATA PROCESSING & REPRODUCTION .2%
*Bay Networks Inc. .........................................  United States          125,500           4,047,375
*NCR Corp. .................................................  United States          665,200          21,840,000
                                                                                                 ---------------
                                                                                                      25,887,375
                                                                                                 ---------------

ELECTRICAL & ELECTRONICS .9%
*DSC Communications Corp. ..................................  United States          381,100          11,433,000
Philips Electronics NV, ADR.................................   Netherlands           563,300          47,880,500
*Wang Laboratories Inc., A..................................  United States        1,401,000          35,637,938
                                                                                                 ---------------
                                                                                                      94,951,438
                                                                                                 ---------------

ENERGY EQUIPMENT & SERVICES 2.3%
*Camco International Inc. ..................................  United States           33,700           2,624,388
*Cooper Cameron Corp. ......................................  United States          515,000          26,265,000
*EVI Weatherford Inc. ......................................  United States        1,019,985          37,866,943
*Noble Drilling Corp. ......................................  United States          633,400          15,241,188
*R & B Falcon Corp. ........................................  United States        1,227,000          27,760,875
*Rowan Companies Inc. ......................................  United States        1,756,900          34,149,744
*Seacor Smit Inc. ..........................................  United States          552,500          33,875,156
Transocean Offshore Inc. ...................................  United States        1,357,000          60,386,500
*Veritas DGC Inc. ..........................................  United States          208,600          10,416,963
                                                                                                 ---------------
                                                                                                     248,586,757
                                                                                                 ---------------

ENERGY SOURCES 5.0%
Amerada Hess Corp. .........................................  United States          337,800          18,346,763
(R)+*Environmental Credits LLC..............................  United States          324,995          60,124,075
Imperial Oil Ltd. ..........................................      Canada           2,431,200          42,394,050
Kerr McGee Corp. ...........................................  United States          579,300          33,526,988
Noble Affiliates Inc. ......................................  United States          368,300          13,995,400
*Nuevo Energy Co. ..........................................  United States          325,000          10,440,625
*Ocean Energy Inc. .........................................  United States        2,017,510          39,467,539
Pennzoil Co. ...............................................  United States        1,193,100          60,400,688
Royal Dutch Petroleum Co. ..................................   Netherlands           884,000          48,454,250
Saga Petroleum AS, A........................................      Norway             948,500          14,585,652
*Santa Fe Energy Resources Inc. ............................  United States        1,818,000          19,543,500
Santa Fe International Corp. ...............................  United States          415,500          12,568,875
Shell Transport & Trading Co. Plc. .........................  United Kingdom       3,300,000          23,263,089
Societe Elf Aquitane SA.....................................      France             569,500          80,065,332
Societe Elf Aquitaine SA, ADR...............................      France             158,000          11,218,000
Tidewater Inc. .............................................  United States        1,362,000          44,946,000
                                                                                                 ---------------
                                                                                                     533,340,826
                                                                                                 ---------------
FINANCIAL SERVICES 5.0%
Advanta Corp., A............................................  United States          145,568           3,193,398
Advanta Corp., B............................................  United States          558,618          11,102,533
Bear Stearns Co. Inc. ......................................  United States          208,859          11,878,856


 14

PAGE


MUTUAL SHARES FUND
STATEMENT OF INVESTMENTS, JUNE 30, 1998 (UNAUDITED) (CONT.)

                                                                 COUNTRY          SHARES              VALUE
----------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONT.)
FINANCIAL SERVICES (CONT.)
Beneficial Corp. ...........................................  United States          548,600     $    84,038,663
(R)*Cityscape Financial Corp. ..............................  United States          967,806              45,487
Equifax Inc. ...............................................  United States          830,800          30,168,425
(R)FBR Asset Investment Corp. ..............................  United States          750,000          15,000,000
Finova Group Inc. ..........................................  United States        1,020,300          57,774,488
Firstar Corp. ..............................................  United States          207,600           7,888,800
Laser Mortgage Management Inc. .............................  United States          332,200           3,612,675
Morgan Stanley Dean Witter & Co. ...........................  United States        2,328,900         212,803,238
Power Financial Corp. ......................................      Canada             252,500          11,804,682
United Asset Management Corp. ..............................  United States        3,435,900          89,548,144
                                                                                                 ---------------
                                                                                                     538,859,389
                                                                                                 ---------------
FOOD & HOUSEHOLD PRODUCTS 2.7%
Cadbury Schweppes Plc. .....................................  United Kingdom       1,989,169          30,882,667
Nabisco Holdings Corp., A...................................  United States        1,236,200          44,580,463
+Seaboard Corp. ............................................  United States           76,450          22,246,950
(R)+Sunbeam Corp. ..........................................  United States       11,260,174         105,141,875
U.S. Industries Inc. .......................................  United States        1,024,000          25,344,000
+Van Melle NV...............................................   Netherlands           939,307          67,647,466
                                                                                                 ---------------
                                                                                                     295,843,421
                                                                                                 ---------------

FOREST PRODUCTS & PAPER 2.2%
Avenor Inc. ................................................      Canada           1,319,500          30,866,547
Bowater Inc. ...............................................  United States          488,800          23,095,800
Champion International Corp. ...............................  United States          597,300          29,379,694
Fletcher Challenge Canada Ltd., A...........................      Canada             168,000           2,336,269
Greif Brothers Corp., A.....................................  United States          205,400           7,676,825
Longview Fibre Co. .........................................  United States          316,700           4,512,975
Rayonier Inc. ..............................................  United States        1,127,300          51,855,800
St. Joe Co. ................................................  United States        1,024,325          28,040,897
*Stone Container Corp. .....................................  United States        2,612,500          40,820,313
Temple Inland Inc. .........................................  United States          308,147          16,601,420
                                                                                                 ---------------
                                                                                                     235,186,540
                                                                                                 ---------------

HEALTH & PERSONAL CARE 4.2%
*Apria Healthcare Group Inc. ...............................  United States        1,139,000           7,617,063
*Beverly Enterprises Inc. ..................................  United States        3,317,000          45,816,063
*Foundation Health Systems, A...............................  United States        3,431,190          90,497,636
*Kindercare Learning Centers Inc. ..........................  United States           95,891           2,061,657
*Maxicare Health Plans Inc. ................................  United States          318,900           2,152,575
*Mid-Atlantic Medical Services Inc. ........................  United States        1,857,800          21,364,700
*Oxford Health Plans Inc. ..................................  United States          669,500          10,251,719
*Pacificare Health Systems Inc., A..........................  United States          579,924          49,003,578
*Pacificare Health Systems Inc., B..........................  United States          507,020          44,807,893
*Paragon Health Networks Inc. ..............................  United States          513,975           8,287,847
*Perrigo Co. ...............................................  United States          821,100           8,262,319
*Pharmerica Inc. ...........................................  United States        1,509,566          18,209,140


                                                                              15

PAGE


MUTUAL SHARES FUND
STATEMENT OF INVESTMENTS, JUNE 30, 1998 (UNAUDITED) (CONT.)

                                                                 COUNTRY          SHARES              VALUE
----------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONT.)
HEALTH & PERSONAL CARE (CONT.)
*PSS World Medical Inc. ....................................  United States          535,500     $     7,831,688
*Tenet Healthcare Corp. ....................................  United States        2,133,900          66,684,375
United States Surgical Corp. ...............................  United States          452,500          20,645,313
*Vencor Inc. ...............................................  United States        2,497,000          18,103,250
*Ventas Inc. ...............................................  United States        2,417,000          33,384,813
                                                                                                 ---------------
                                                                                                     454,981,629
                                                                                                 ---------------
INDUSTRIAL COMPONENTS 1.9%
Echlin Inc. ................................................  United States          817,100          40,088,969
ITT Industries Inc. ........................................  United States        1,398,000          52,250,250
(R)+*Lancer Industries Inc., B..............................  United States                3           4,357,546
*Lear Corp. ................................................  United States          597,800          30,674,613
Lucas Varity Plc. ..........................................  United Kingdom      10,355,052          41,249,853
Lucas Varity Plc., ADR......................................  United Kingdom         272,000          10,829,000
Mark IV Industries Inc. ....................................  United States          220,500           4,768,313
*Owens-Illinois Inc. .......................................  United States          431,400          19,305,150
*PXL Holdings Corp. ........................................  United States               21              46,305
                                                                                                 ---------------
                                                                                                     203,569,999
                                                                                                 ---------------
INSURANCE 5.1%
*Alleghany Corp. ...........................................  United States          202,022          47,121,632
Allied Group Inc. ..........................................  United States          181,800           8,510,513
Allmerica Financial Corp. ..................................  United States          248,250          16,136,250
AON Corp. ..................................................  United States        1,044,600          73,383,150
Argonaut Group Inc. ........................................  United States          312,250           9,874,906
Financial Security Assurance Holding Ltd. ..................  United States          401,700          23,599,875
+Fund American Enterprises Holdings Inc. ...................  United States          674,084          99,764,432
Guardian Royal Exchange Plc. ...............................  United Kingdom         620,000           3,651,684
Hartford Financial Services Group Inc. .....................  United States          517,700          59,211,938
Kansas City Life Insurance Co. .............................  United States           78,300           7,125,300
Royal & Sun Alliance Insurance Group Plc. ..................  United Kingdom       1,153,500          11,932,626
SAFECO Corp. ...............................................  United States          267,000          12,115,125
Sampo Insurance Co. Ltd., A.................................     Finland           2,000,000          94,778,955
Selective Insurance Group Inc. .............................  United States          393,508           8,817,039
St. Paul Co. Inc. ..........................................  United States        1,158,990          48,750,017
Torchmark Corp. ............................................  United States          146,900           6,720,675
Unitrin Inc. ...............................................  United States          182,988          12,717,666
                                                                                                 ---------------
                                                                                                     544,211,783
                                                                                                 ---------------

LEISURE & TOURISM 1.6%
Callaway Golf Co. ..........................................  United States        2,368,800          46,635,750
Hilton Hotels Corp. ........................................  United States        1,492,500          42,536,250
La Quinta Inns Inc. ........................................  United States        1,081,500          17,591,949
*MGM Grand Inc. ............................................  United States        1,925,000          60,757,813
                                                                                                 ---------------
                                                                                                     167,521,762
                                                                                                 ---------------


 16

PAGE


MUTUAL SHARES FUND
STATEMENT OF INVESTMENTS, JUNE 30, 1998 (UNAUDITED) (CONT.)

                                                                 COUNTRY          SHARES              VALUE
----------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONT.)
MACHINERY & ENGINEERING .2%
New Holland NV..............................................  Netherlands            980,250     $    19,237,406
                                                                                                 ---------------

MERCHANDISING 1.6%
American Stores Co. ........................................  United States        1,046,000          25,300,125
*CompUSA Inc. ..............................................  United States          960,000          17,340,000
Dillards Inc., A............................................  United States          454,700          18,841,631
Hudson's Bay Co. ...........................................      Canada           1,671,300          38,300,507
Quaker State Corp. .........................................  United States          706,400          11,567,300
*Sports Authority Inc. .....................................  United States           70,000           1,045,625
*Toys R Us Inc. ............................................  United States        1,335,000          31,455,938
*Venator Group Inc. ........................................  United States        1,514,600          28,966,725
*Viking Office Products Inc. ...............................  United States           15,000             470,625
                                                                                                 ---------------
                                                                                                     173,288,476
                                                                                                 ---------------

METALS & MINING 1.0%
Allegheny Teledyne Inc. ....................................  United States          494,500          11,311,688
Alumax Inc. ................................................  United States          121,419           5,630,806
Aluminum Co. of America.....................................  United States          800,000          52,750,000
Commercial Metals Co. ......................................  United States          374,812          11,525,469
LTV Corp. ..................................................  United States        1,075,500          10,284,469
(R)+Metallurg Inc. .........................................  United States          601,869          13,361,492
Reynolds Metals Co. ........................................  United States          144,500           8,082,969
                                                                                                 ---------------
                                                                                                     112,946,893
                                                                                                 ---------------

MULTI-INDUSTRY 5.6%
*Berkshire-Hathaway Inc., A.................................  United States            1,025          80,262,625
Canadian Pacific Ltd. ......................................      Canada             660,800          18,750,200
Canadian Pacific Ltd., new..................................      Canada             405,000          11,401,856
Edperbrascan Corp., A.......................................      Canada             928,700          15,598,851
Harcourt General Inc. ......................................  United States          300,300          17,867,850
Investor AB, A..............................................      Sweden           1,770,400         102,562,390
Investor AB, B..............................................      Sweden           4,543,500         265,206,993
Lagardere S.C.A. ...........................................      France             999,593          41,613,887
MacMillan Bloedel Ltd. .....................................      Canada             835,200           8,916,827
Power Corp. of Canada.......................................      Canada             300,000          14,076,366
*Saab AB, B.................................................      Sweden           1,578,475          16,626,152
Viad Corp. .................................................  United States          561,100          15,570,525
                                                                                                 ---------------
                                                                                                     608,454,522
                                                                                                 ---------------

REAL ESTATE 2.4%
Alexander & Baldwin Inc. ...................................  United States          273,000           7,951,125
+*Alexander's Inc. .........................................  United States          383,200          34,104,800
*Al-Zar Ltd. LP.............................................  United States              284              97,412
*Cadillac Fairview Corp. ...................................      Canada             125,500           2,884,567
*Cadillac Fairview Corp., ADR ..............................      Canada           2,650,997          60,972,931
*Cadillac Fairview Corp., wts. .............................      Canada             291,749           3,124,713
Capital Automotive..........................................  United States          430,800           6,111,975
*Castle & Cooke Inc. .......................................  United States          216,933           4,121,727


                                                                              17

PAGE


MUTUAL SHARES FUND
STATEMENT OF INVESTMENTS, JUNE 30, 1998 (UNAUDITED) (CONT.)

                                                                 COUNTRY          SHARES              VALUE
----------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONT.)
REAL ESTATE (CONT.)
*Chicago Title Corp. .......................................  United States          346,466     $    16,002,398
Excel Legacy Corp. .........................................  United States          376,057           1,645,249
Excel Realty Trust Inc. ....................................  United States          376,057          10,835,142
*Insignia Financial Group Inc. .............................  United States          686,100          16,809,450
+*MBO Properties Inc. ......................................  United States          574,712           5,459,764
(R)+MSCW Investors I, LLC...................................  United Kingdom      40,500,000          68,310,892
(R)Security Capital Global Realty...........................  United States          302,625           6,052,500
Starwood Hotels & Resorts Trust.............................  United States          359,876          17,386,509
                                                                                                 ---------------
                                                                                                     261,871,154
                                                                                                 ---------------

RECREATION & OTHER CONSUMER GOODS
*Bulova Corp. ..............................................  United States           37,900             743,788
Todd A O Corp., A...........................................  United States          332,723           3,410,411
                                                                                                 ---------------
                                                                                                       4,154,199
                                                                                                 ---------------

TELECOMMUNICATIONS 5.8%
*360 Degrees Communications Company.........................  United States        2,649,666          84,789,312
BCE Inc. ...................................................      Canada             331,900          14,072,262
*CS Wireless Inc. ..........................................  United States            1,512                  15
*Firstworld Communications Inc. ............................  United States            6,585           2,831,550
*Ionica Group Plc., wts. ...................................  United Kingdom           3,265              65,300
MCI Communications Corp. ...................................  United States        2,454,000         142,638,750
Media General Inc., A.......................................  United States          520,200          25,619,850
Sprint Corp. ...............................................  United States          160,000          11,280,000
Telecom Italia SpA..........................................      Italy            3,060,000          22,356,738
Telecom Italia SpA, di Risp.................................      Italy            2,090,000          10,169,284
*Telecommunications Inc. - TCI Ventures Group, A............  United States        3,072,100          61,634,006
*Tele-Communications Inc., A................................  United States          697,500          26,810,156
Telecomunicacoes Brasileiras SA (Telebras)..................      Brazil         498,500,000          39,652,430
Telephone & Data Systems Inc. ..............................  United States        2,224,600          87,593,625
*Teleport Communications Group Inc. ........................  United States          981,500          53,246,375
*US Cellular Corp. .........................................  United States        1,441,400          44,323,050
                                                                                                 ---------------
                                                                                                     627,082,703
                                                                                                 ---------------

TEXTILES & APPAREL .1%
+Fab Industries Inc. .......................................  United States          331,100           9,229,413
                                                                                                 ---------------

TRANSPORTATION 3.9%
Burlington Northern Santa Fe Corp. .........................  United States          448,800          44,066,550
Canadian National Railway Co. ..............................      Canada             755,101          40,114,764
Deutsche Lufthansa AG.......................................     Germany           2,000,000          50,193,906
*Eurotunnel SA, New Units...................................      France              40,939              45,028
+Florida East Coast Industries Inc. ........................  United States        2,066,800          60,453,900
(R)*Golden Ocean Group Ltd., wts. ..........................  United States            4,030              20,150
Helikopter Services Group ASA...............................      Norway             947,800           9,634,248


 18

PAGE


MUTUAL SHARES FUND
STATEMENT OF INVESTMENTS, JUNE 30, 1998 (UNAUDITED) (CONT.)

                                                                 COUNTRY          SHARES              VALUE
----------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONT.)
TRANSPORTATION (CONT.)
Railtrack Group Plc. .......................................  United Kingdom       7,163,871     $   176,066,706
Xtra Corp. .................................................  United States          730,800          44,213,400
                                                                                                 ---------------
                                                                                                     424,808,652
                                                                                                 ---------------

U.S. REGIONAL BANKS .6%
First Virginia Banks Inc. ..................................  United States          638,400          32,638,200
National City Corp. ........................................  United States          475,500          33,760,500
                                                                                                 ---------------
                                                                                                      66,398,700
                                                                                                 ---------------

UTILITIES ELECTRICAL & GAS .2%
*Calenergy Co. Inc. ........................................  United States          582,400          17,508,400
                                                                                                 ---------------
                                                                                                   8,481,325,598
TOTAL COMMON STOCKS (COST $5,861,521,511)...................                                     ---------------

PREFERRED STOCKS .3%
(R)*Interlake Corp., Series A3, 9.00%, cvt., pfd. ..........  United States            2,450           2,609,649
Telecomunicacoes Brasileiras SA (Telebras), pfd., ADR.......      Brazil             264,100          28,836,419
(R)*Viasystems Inc., pfd., B................................  United States          156,252           3,359,418
*Wundies Industries Inc., 11.25%, pfd. .....................  United States           30,892              84,953
                                                                                                 ---------------
                                                                                                      34,890,439
TOTAL PREFERRED STOCKS (COST $35,790,848)...................                                     ---------------


                                                                                PRINCIPAL
                                                                                 AMOUNT**
                                                                                 --------

CORPORATE BONDS AND NOTES 2.2%
American Telecasting Inc., 14.50%, 6/15/04..................  United States    $   4,850,000           1,236,750
Australis Holdings Pty. Ltd:
  0/11.00%, 11/01/02........................................    Australia          6,918,000           1,176,060
  B, 0/11.00%, 11/02/02.....................................    Australia            650,000             110,500
Boston Chicken Inc., cvt., zero coupon, 6/01/15.............  United States        7,775,000             427,625
Cadillac Fairview Corp., 12.00%, 7/31/05....................      Canada             302,084CAD          205,422
Cityscape Financial Corp., 12.75%, 6/01/04..................  United States        5,763,000           2,305,200
Club Regina Resorts Inc., 13.00%, 12/01/00..................  United States        5,250,000           5,591,250
CML Group Inc., 5.50%, 1/15/03..............................  United States        2,000,000           1,600,000
Consorcio G Grupo Dina SA de CV:
  cvt., 8.00%, 8/08/04......................................      Mexico           3,470,000           2,810,700
  0/12.00%, 11/15/02........................................      Mexico           4,390,000           4,170,500
CS Wireless Inc., B, zero coupon to 3/01/01, 11.375%,
  3/01/06...................................................  United States        7,250,000           1,703,750
Eurotunnel Plc.:
  Jr. Note Tranche JD3 Tier 1...............................  United Kingdom       4,237,573GBP        6,310,331
  Jr. Note Tranche JD3 Tier 2...............................  United Kingdom       5,401,573GBP        7,660,655
  Jr. Note Tranche JD3 Tier 3...............................  United Kingdom         399,303GBP          519,666
  Jr. Note Tranche JD3 Tier 2 Interest Accrual..............  United Kingdom         228,545GBP          228,797
  Jr. Note Tranche JD3 Tier 3 Interest Accrual..............  United Kingdom         457,090GBP          190,664
  Resettable Facility Tranche R5............................  United Kingdom       3,420,789GBP        2,910,873
  Stapled Equity Note.......................................  United Kingdom      13,961,897GBP        7,920,454
  Stapled Participating Loan Note...........................  United Kingdom       1,291,611GBP          959,000


                                                                              19

PAGE


MUTUAL SHARES FUND
STATEMENT OF INVESTMENTS, JUNE 30, 1998 (UNAUDITED) (CONT.)

                                                                                 PRINCIPAL
                                                                 COUNTRY         AMOUNT**             VALUE
----------------------------------------------------------------------------------------------------------------
CORPORATE BONDS AND NOTES (CONT.)
Eurotunnel SA:
  Jr. Note Tranche JD1 Tier 1...............................      France           5,805,530FRF  $       844,999
  Jr. Note Tranche JD1 Tier 2...............................      France           5,805,530FRF          796,988
  Jr. Note Tranche JD1 Tier 3...............................      France          11,611,058FRF        1,478,749
  Jr. Note Tranche JD2 Tier 1...............................      France          88,846,709FRF       12,894,970
  Jr. Note Tranche JD2 Tier 2...............................      France          43,846,709FRF        6,001,183
  Jr. Note Tranche JD2 Tier 3...............................      France          78,596,249FRF       10,009,777
  Jr. Note Tranche's JD1 & JD 2 Tier 3 Interest Accrual.....      France           3,871,405FRF          384,195
  Jr. Note Tranche's JD1 & JD 2 Tier 2 Interest Accrual.....      France           7,742,375FRF          320,145
  Resettable Facility Note - Tranche R4.....................      France          85,753,553FRF        7,091,759
(R)Fairchild Semiconductor Corp., 11.74%, 3/14/08...........  United States        3,300,000           3,300,000
Global Ocean Carriers Ltd., 10.25%, 7/15/07.................  United States        3,325,000           3,075,625
(R)Golden Ocean Group Ltd., 144A, 10.00%, 8/31/01...........  United States        7,515,000           5,598,675
Hechinger Co., 6.95%, 10/15/03..............................  United States       11,828,000           8,338,740
HIH Capital Ltd., cvt., 7.50%, 9/25/06......................  United Kingdom       7,930,000           5,392,400
Hurricane Hydrocarbons Ltd., 11.75%, 11/01/04...............      Canada           1,744,000           1,674,240
Ionica Plc., 0/15.00%, 5/01/07..............................  United Kingdom      19,010,000           4,277,250
Ivax Corp., cvt., 6.50%, 11/15/01...........................  United States        3,000,000           2,643,750
Korea Electric Power Corp.:
  6.375%, 12/01/03..........................................   South Korea        11,630,000           9,129,550
  6.75%, 8/01/27............................................   South Korea         5,325,000           4,206,750
Local Financial, 11.00%, 9/05/04............................  United States        1,850,000           2,025,750
Localiza Rent-A-Car SA, 10.25%, 10/01/05....................      Brazil           1,350,000           1,080,000
Nebco Evans Holding Company, 144A,
  zero coupon to 7/15/02, 12.375%, 7/15/07..................  United States        1,050,000             714,000
Oxford Health Plans Inc., 144A, 11.00%, 5/15/05.............  United States        2,135,000           2,199,050
Peregrine Investments Holdings Ltd.:
  zero coupon, 6/30/00......................................    Hong Kong        250,000,000JPY          202,652
  zero coupon, 6/30/00......................................  United States          500,000              56,250
Philipp Brothers Chemicals Inc., 144A, 9.875%, 6/01/08......  United States       12,410,000          12,534,100
Physicians Resource Group Inc.
  6.00%, 12/01/01...........................................  United States        1,945,000           1,543,844
  cvt., 144A, 6.00%, 12/01/01...............................  United States          275,000             218,281
Production Resource Group LLC, 144A, 11.50%, 1/15/08........  United States          875,000             857,500
Republic National Bank of New York, 9.00%, 3/01/01..........  Cayman Islands       3,500,000           3,421,250
Resource America Inc., 144A, 12.00%, 8/01/04................  United States        2,300,000           2,472,500
(R)Roil Limited, 144A, 12.779%, 12/05/02....................  Cayman Islands       9,000,000           7,515,000
Samsung Electronics Co. Ltd., 144A, 8.50%, 11/01/02.........   South Korea         1,320,000           1,158,300
Security Capital US Realty, cvt., 144A, 2.00%, 5/22/03......    Luxembourg        60,812,000          51,272,118
Southwest Royalties Inc., 10.50%, 10/15/04..................  United States        7,485,000           6,137,700
Specialty Foods Corp., B, 11.25%, 8/15/03...................  United States        4,395,000           3,911,550
TFM SA de CV:
  144A, 10.25%, 6/15/07.....................................      Mexico             400,000             389,000
  144A, zero coupon to 6/15/02, 11.75%, 6/15/09.............      Mexico           2,250,000           1,411,875


 20

PAGE


MUTUAL SHARES FUND
STATEMENT OF INVESTMENTS, JUNE 30, 1998 (UNAUDITED) (CONT.)

                                                                                 PRINCIPAL
                                                                 COUNTRY         AMOUNT**             VALUE
----------------------------------------------------------------------------------------------------------------
CORPORATE BONDS AND NOTES (CONT.)
Tri-State Outdoor Media, 144A, 11.00%, 5/15/98..............  United States    $   3,000,000     $     3,052,500
US Cellular Corp., cvt., 6/15/15............................  United States        5,000,000           1,881,250
                                                                                                 ---------------
                                                                                                     239,552,412
TOTAL CORPORATE BONDS AND NOTES (COST $525,573,136).........                                     ---------------

BONDS & NOTES IN REORGANIZATION 1.2%
*Adams County Co. Industrial Dev. Auth., 9.00%, 11/01/96....  United States       16,729,000               8,365
*AEC, bank claim............................................  United States          333,281             237,463
*Alliance Entertainment Corp. bank claim:
  8.82%, 2/20/99............................................  United States        1,462,500           1,042,031
  8.80%, 2/20/99............................................  United States          641,250             456,896
  8.80%, 2/20/99............................................  United States          391,875             279,217
*Alpargatus SA Industrial Y Comercial:
  11.75%, 8/18/98...........................................    Argentina          1,455,000           1,047,600
  bank claim................................................    Argentina          2,190,000           1,576,800
*APS Inc., bank claim, 9/09/09, tranche.....................  United States       13,300,000          11,704,000
*Barney's Inc.
  7.18%, 6/15/00............................................  United States       10,000,000           3,800,000
  8.32%, 6/15/00............................................  United States        1,500,000             570,000
  bank claim................................................  United States       11,795,769           4,482,392
*Brunos Inc., bank claim....................................  United States          700,000             581,000
*Dictaphone Corporation, bank claim.........................  United States        1,590,301           1,558,495
*Dow Corning Corp.:
  bank debt.................................................      Japan          600,000,000JPY        4,755,557
  bank claim #1.............................................  United States        7,500,000          10,050,000
  bank claim #2.............................................  United States        2,738,952           3,670,196
  bank claim #3.............................................  United States        1,391,595           1,864,737
  9.375%, 2/01/08...........................................  United States        2,170,000           2,907,800
  8.15%, 10/15/29...........................................  United States        5,280,000           7,075,200
  9.50%, 8/10/49............................................  United States        1,250,000           1,675,000
  MTN, 8.55%, 3/01/01.......................................  United States          500,000             670,000
  Swap......................................................  United States        1,000,000           1,080,000
*El Paso TX Housing Finance Corp., 8.88%, 10/15/96..........  United States        9,355,000               4,678
*Harrah's Jazz Finance Corp., 14.25%, 11/15/01..............  United States        5,680,000           1,846,000
*Korea National Housing Corporation Loan, bank claim........  United States       14,325,000          13,035,750
*Louisiana Agriculture Finance Authority:
  8.25%, 10/01/96...........................................  United States        3,450,000               1,725
  8.80%, 10/01/96...........................................  United States          775,000                 388
*Louisiana Housing Finance, 8.61%, 8/01/96..................  United States       11,530,000               5,765
*Memphis TN Health Facilities, 8.68%, 9/15/96...............  United States        7,110,000               3,555


                                                                              21

PAGE


MUTUAL SHARES FUND
STATEMENT OF INVESTMENTS, JUNE 30, 1998 (UNAUDITED) (CONT.)

                                                                                 PRINCIPAL
                                                                 COUNTRY         AMOUNT**             VALUE
----------------------------------------------------------------------------------------------------------------
BONDS & NOTES IN REORGANIZATION (CONT.)
Mercury Finance Co., Bank Claim, MTN:
  5.79%, 2/02/97............................................  United States    $     580,870     $       563,444
  5.66%, 3/10/97............................................  United States        4,100,261           3,977,253
  8.15%, 5/14/97............................................  United States          753,834             731,219
  6.29%, 12/16/97...........................................  United States        4,468,419           4,334,367
  6.16%, 12/15/98...........................................  United States          343,725             333,413
  9.76%, 2/20/99............................................  United States        4,000,000           3,700,000
  10.86%, 2/20/99...........................................  United States        4,000,000           3,700,000
  7.33%, 6/29/99............................................  United States        1,340,528           1,300,312
  7.42%, 6/29/00............................................  United States        5,445,238           5,281,881
  7.50%, 6/29/01............................................  United States        4,324,962           4,195,213

Mercury Finance Co., Commercial Paper:
  2/03/97...................................................  United States        1,130,928           1,097,000
  2/04/97...................................................  United States          102,727              99,645
  2/06/97...................................................  United States          777,474             754,149
  2/07/97...................................................  United States          307,821             298,587
  2/11/97...................................................  United States          698,819             677,855
  2/13/97...................................................  United States          258,831             251,066
  2/18/97...................................................  United States        1,013,366             982,965
  2/19/97...................................................  United States        1,351,431           1,310,888
  2/20/97...................................................  United States          189,866             184,170
  2/21/97...................................................  United States        1,142,580           1,108,303
  2/24/97...................................................  United States          505,635             490,465
  2/27/97...................................................  United States           73,407              71,205
  3/07/97...................................................  United States        1,205,738           1,169,566
  3/10/97...................................................  United States          303,657             294,547
  3/11/97...................................................  United States           48,360              46,909
  3/14/97...................................................  United States           86,057              83,475
  3/17/97...................................................  United States          720,015             698,414
  3/19/97...................................................  United States        1,957,885           1,899,148
  4/11/97...................................................  United States           51,416              49,873
  4/18/97...................................................  United States          176,539             171,243
  4/22/97...................................................  United States          100,873              97,847
  4/24/97...................................................  United States          151,305             146,766
  2/20/99...................................................  United States           61,268              59,430
  2/20/99...................................................  United States          571,422             554,279
  2/20/99...................................................  United States          316,695             307,194

*Mobilemedia Communications Corp., 8.47%, 1/01/99...........  United States        1,000,000             950,000
*PIV Investment Finance (Cayman) Ltd., 4.50%,
  cvt.,12/01/00.............................................    Hong Kong         12,290,000           1,536,250
*Southeast Banking Corp.:
  4.75%, 10/15/97...........................................  United States        3,317,000           2,852,620
  10.50%, 4/11/01...........................................  United States        5,300,000           3,259,500
  zero coupon, 12/16/96.....................................  United States        2,230,000           1,360,300
  zero coupon, 11/10/97.....................................  United States        1,250,000             762,500
*Southeast Texas Housing Finance Corp., 8.60%, 9/01/96......  United States          200,000                 100
                                                                                                 ---------------
TOTAL BONDS & NOTES IN REORGANIZATION (COST $105,577,155)...                                         127,733,971
                                                                                                 ---------------

 22

PAGE


MUTUAL SHARES FUND
STATEMENT OF INVESTMENTS, JUNE 30, 1998 (UNAUDITED) (CONT.)

                                                                 COUNTRY          SHARES              VALUE
----------------------------------------------------------------------------------------------------------------
COMPANIES IN LIQUIDATION
+*City Investing Co., Liquidating Trust.....................  United States        4,314,037     $     3,909,596
(R)*Kendall International Inc., Residual Ownership
  Certificates..............................................  United States              379               4,548
*Mcorp Financial Trust, claim units.........................  United States           64,189              78,471
*Mcorp Trust Units..........................................  United States           64,172                 642
*Ranger Industries Inc. ....................................  United States           76,839              50,426
*Roeser & Pendelton.........................................  United States            2,800               4,000
                                                                                                 ---------------
TOTAL COMPANIES IN LIQUIDATION (COST $610,409)..............                                           4,047,683
                                                                                                 ---------------

                                                                                 PRINCIPAL
                                                                                 AMOUNT**
                                                                                 --------
SHORT TERM INVESTMENTS 15.6%
Federal Home Loan Bank, 5.11% to 5.47%, with maturities to
  10/20/98..................................................  United States    $ 719,547,000         710,799,834
Federal Home Loan Mortgage Corp., 5.40% to 5.415% with
  maturities to 11/25/98....................................  United States       43,365,000          42,485,698
Federal National Mortgage Assn., 5.12% to 5.47% with
  maturities to 11/03/99....................................  United States      930,218,000         905,399,079
U.S. Treasury Bill, 5.28%, 12/10/98.........................  United States       20,200,000          19,741,836
                                                                                                 ---------------
TOTAL SHORT TERM INVESTMENTS (COST $1,679,367,797)..........                                       1,678,426,447
                                                                                                 ---------------
TOTAL INVESTMENTS (COST $8,208,440,856) 98.0%...............                                      10,565,976,550
OPTIONS WRITTEN.............................................                                            (280,000
SECURITIES SOLD SHORT (3.0%)................................                                        (325,790,086)
NET EQUITY IN FORWARD CONTRACTS.............................                                           5,540,132)
OTHER ASSETS, LESS LIABILITIES 5.0%.........................                                         534,270,443
                                                                                                 ---------------
TOTAL NET ASSETS 100.0%.....................................                                     $10,779,717,039
                                                                                                 ---------------

                                                                                     SHARES              VALUE
                                                                                     ------              -----
OPTIONS WRITTEN
Montgomery Ward Trade Claims, November/100/Put (Premium
  Received $280,000)........................................  United States           40,000     $       280,000




                                                                              23

PAGE



MUTUAL SHARES FUND
STATEMENT OF INVESTMENTS, JUNE 30, 1998 (UNAUDITED)

SECURITIES SOLD SHORT

ISSUER                                                            COUNTRY             SHARES            VALUE
------------------------------------------------------------------------------------------------------------
Alcatel Alsthom Cie Generale D'Electricite SA...............      France             51,500     $ 10,485,693
Alcatel Alsthom Cie Generale D' Electricite SA, ADR.........      France             56,000        2,278,500
Alltel Corp. ...............................................  United States         149,900        6,970,350
AT&T Corp. .................................................  United States       1,466,100       83,750,963
Daimler Benz AG.............................................     Germany             74,400        7,295,734
Daimler Benz AG, ADR........................................     Germany             79,300        7,716,881
Dana Corp. .................................................  United States         402,700       21,544,450
Dun & Bradstreet Corp. .....................................  United States          17,000          578,000
Meditrust Companies Inc. ...................................  United States         159,200        4,447,650
Northern Telecom, Ltd. .....................................      Canada            128,800        7,304,696
*Office Depot Inc. .........................................  United States          15,000          473,438
Schlumberger Ltd. ..........................................  United States          39,800        2,718,838
Sterling Chemicals Holdings Inc., 13.50%, 8/15/08...........  United States       4,000,000        2,340,000
Telecom Italia Mobile SpA...................................      Italy           1,770,000       10,799,932
Tyco International Ltd., new................................  United States         344,171       21,682,773
United Healthcare Corp. ....................................  United States         155,000        9,842,500
*Worldcom Inc. .............................................  United States       2,592,200      125,559,688
                                                                                                ------------
TOTAL SECURITIES SOLD SHORT (PROCEEDS $296,534,782).........                                    $325,790,086
                                                                                                ------------

CURRENCY ABBREVIATIONS:

CAD -- Canadian Dollar
FRF -- French Franc
GBP -- British Pound
JPY -- Japanese Yen

*Non-income producing.
**Securities traded in U.S. dollars, unless otherwise indicated.
(R)Restricted securities (See note 6).
+Affiliated issuers (See note 7).

                       See Notes to Financial Statements.
 24

PAGE

MUTUAL SHARES FUND
Financial Statements

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 1998 (UNAUDITED)

Assets:
 Investments in securities, at value:
  Unaffiliated issuers (cost $7,844,849,945)................    $9,888,216,299
  Controlled affiliates (cost $88,687,993)..................       128,434,967
  Non controlled affiliates (cost $274,902,918).............       549,325,284    $10,565,976,550
                                                                --------------
 Cash.......................................................                           80,716,260
 Receivables:
  Investment securities sold................................                          267,401,438
  Capital shares sold.......................................                           16,898,186
  Dividends and interest....................................                           26,627,156
  From affiliates...........................................                              323,156
 Unrealized gain on forward exchange contracts (Note 8).....                           17,999,939
 Deposits with broker for securities sold short.............                          263,033,298
                                                                                  ---------------
      Total assets..........................................                       11,238,975,983
                                                                                  ---------------
Liabilities:
 Payables:
  Investment securities purchased...........................                           99,703,107
  Capital shares redeemed...................................                            9,743,959
  To affiliates.............................................                            9,055,953
 Options written, at value (premiums received $280,000).....                              280,000
 Securities sold short, at value (proceeds $296,534,782)....                          325,790,086
 Unrealized loss on forward exchange contracts (Note 8).....                           12,459,807
 Accrued liabilities........................................                            2,226,032
                                                                                  ---------------
      Total liabilities.....................................                          459,258,944
                                                                                  ---------------
Net assets, at value........................................                      $10,779,717,039
                                                                                  ---------------
Net assets consist of:
 Undistributed net investment income........................                      $   141,554,225
 Net unrealized appreciation................................                        2,333,820,522
 Accumulated net realized gain..............................                          606,300,586
 Capital shares.............................................                        7,698,041,706
                                                                                  ---------------
Net assets, at value........................................                      $10,779,717,039
                                                                                  ---------------

CLASS Z:
 Net asset value and maximum offering price per share
  ($7,984,186,442 / 351,440,081 shares outstanding).........                               $22.72
                                                                                  ---------------
CLASS I:
 Net asset value per share ($1,702,261,966 / 75,212,112
  shares outstanding).......................................                               $22.63
                                                                                  ---------------
 Maximum offering price per share ($22.63 / 95.50%).........                               $23.70
                                                                                  ---------------
CLASS II:
 Net asset value per share ($1,093,268,631 / 48,644,008
  shares outstanding)*......................................                               $22.47
                                                                                  ---------------
 Maximum offering price per share ($22.47 / 99.00%).........                               $22.70
                                                                                  ---------------

*Redemption price per share is equal to net asset value less any applicable sales charge.

                       See Notes to Financial Statements.
                                                                              25

PAGE

MUTUAL SHARES FUND
Financial Statements (continued)

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 1998 (UNAUDITED)

Investment Income:
 (net of foreign taxes of $4,181,812)
 Dividends..................................................    $ 96,552,380
 Interest...................................................      70,933,600
                                                                ------------
      Total investment income...............................                       $167,485,980
                                                                                   ------------
Expenses:
 Management fees (Note 3)...................................      31,206,908
 Administrative fees (Note 3)...............................       4,066,749
 Distribution fees (Note 3)
   Class I..................................................       2,494,169
   Class II.................................................       4,446,392
 Transfer agent fees (Note 3)...............................       2,869,642
 Custodian fees.............................................         383,659
 Reports to shareholders....................................         345,462
 Registration and filing fees...............................         570,525
 Professional fees..........................................         105,850
 Directors' fees and expenses...............................          95,666
 Other......................................................           4,708
                                                                ------------
      Total expenses........................................                         46,589,730
      Expenses waived/paid by affiliate (Note 3)............                         (1,813,136)
                                                                                   ------------
          Net expenses......................................                         44,776,594
                                                                                   ------------
            Net investment income...........................                        122,709,386
                                                                                   ------------
Realized and unrealized gains (losses):
 Net realized gain from:
  Investments...............................................     473,092,042
  Foreign currency transactions.............................      14,125,378
                                                                ------------
     Net realized gain......................................                        487,217,420
 Net unrealized appreciation (depreciation) on:
  Investments...............................................      50,612,993
  Translation of assets and liabilities denominated in
    foreign currencies......................................     (11,593,740)
                                                                ------------
     Net unrealized appreciation............................                         39,019,253
                                                                                   ------------
Net realized and unrealized gain............................                        526,236,673
                                                                                   ------------
Net increase in net assets resulting from operations........                       $648,946,059
                                                                                   ------------

                       See Notes to Financial Statements.
 26

PAGE

MUTUAL SHARES FUND
Financial Statements (continued)

STATEMENTS OF CHANGES IN NET ASSETS

                                                                  SIX MONTHS
                                                                     ENDED
                                                                 JUNE 30, 1998           YEAR ENDED
                                                                  (UNAUDITED)         DECEMBER 31, 1997
                                                                ---------------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income.....................................    $   122,709,386        $  151,211,050
  Net realized gain from investments and foreign currency
   transactions.............................................        487,217,420           763,745,787
  Net unrealized appreciation on investments and translation of assets and liabilities denominated in foreign
   currencies...............................................         39,019,253           932,565,733
                                                                    -----------------------------------
    Net increase in net assets resulting from operations....        648,946,059         1,847,522,570
 Distributions to shareholders from:
  Net investment income:
   Class Z..................................................                 --          (186,061,271)
   Class I..................................................                 --           (20,965,055)
   Class II.................................................                 --           (10,947,344)
  Net realized gains:
   Class Z..................................................                 --          (544,604,116)
   Class I..................................................                 --           (64,397,717)
   Class II.................................................                 --           (38,739,615)
 Capital share transactions (Note 2):
   Class Z..................................................       (462,473,614)          410,817,174
   Class I..................................................        581,948,166           994,313,815
   Class II.................................................        412,210,053           617,578,010
                                                                    -----------------------------------
    Net increase in net assets..............................      1,180,630,664         3,004,516,451
Net assets:
 Beginning of period........................................      9,599,086,375         6,594,569,924
                                                                    -----------------------------------
 End of period..............................................    $10,779,717,039        $9,599,086,375
                                                                ---------------------------------------
Undistributed net investment income included in net assets:
 End of period..............................................    $   141,554,225        $   18,844,839
                                                                    -----------------------------------

                       See Notes to Financial Statements.
                                                                              27

PAGE

MUTUAL SHARES FUND
Notes to Financial Statements (unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Mutual Shares Fund (the Fund) is a separate, diversified series of Franklin Mutual Series Fund Inc. (the Series Fund), which is an open-end investment company registered under the Investment Company Act of 1940. The Fund seeks long-term capital appreciation and income through a flexible policy of investing in stocks and corporate debt securities. The following summarizes the Fund's significant accounting policies.

a. SECURITY VALUATION:

Securities listed or traded on a recognized national exchange or NASDAQ are valued at the latest reported sales price. Over-the-counter securities and listed securities for which no sale is reported are valued within the range of the latest quoted bid and asked prices. Restricted securities and securities for which market quotations are not readily available are valued at fair value as determined by management in accordance with procedures established by the Board of Directors.

b. FOREIGN CURRENCY TRANSLATION:

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign currency denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. INCOME TAXES:

No provision has been made for income taxes because each Fund's policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute all of its taxable income.

d. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS:

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Certain income from foreign securities is recorded as soon as

 28

PAGE


MUTUAL SHARES FUND
Notes to Financial Statements (unaudited) (continued)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONT.)

d. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS (CONT.) information is available to the Fund. Interest income and estimated expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

Common expenses incurred by the Series Fund are allocated among the funds comprising the Series Fund based on the ratio of net assets of each fund to the combined net assets. Other expenses are charged to each fund on a specific identification basis.

e. FORWARD EXCHANGE CONTRACTS:

The Fund may enter into forward exchange contracts to hedge against foreign exchange risks. These contracts are valued daily and the Fund's equity therein is included in the Statement of Assets and Liabilities. Realized and unrealized gains and losses are included in the Statement of Operations.

f. CURRENCY OPTION CONTRACTS:

Options purchased are recorded as investments; options written (sold) are recorded as liabilities. When an option expires, the premium (original option value) is realized as a gain if the option was written or as a loss if the option was purchased. When the exercise of an option results in a cash settlement, the difference between the premium and the settlement proceeds is realized as a gain or loss. When securities are acquired or delivered upon exercise of an option, the acquisition cost or sale proceeds are adjusted by the amount of the premium. When an option is closed, the difference between the premium and the cost to close the position is realized as a gain or loss.

g. SECURITIES SOLD SHORT:

The Fund is engaged in selling securities short, which obligates the Fund to replace a security borrowed by purchasing the same security at the current market value. The Fund would incur a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund would realize a gain if the price of the security declines between those dates.

The Fund is required to establish a margin account with the broker lending the security sold short. While the short sale is outstanding, the broker retains the proceeds of the short sale. The Fund must maintain a deposit for the broker consisting of cash and securities having a value equal to a specified percentage of the value of the securities sold short.

                                                                              29

PAGE


MUTUAL SHARES FUND
Notes to Financial Statements (unaudited) (continued)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONT.)
h. SECURITIES ISSUED ON A WHEN-ISSUED OR DELAYED BASIS:

The Fund may trade securities on a when-issued or delayed basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of acquiring such securities, it may sell such securities before the settlement date.

i. ACCOUNTING ESTIMATES:

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.

2. CAPITAL STOCK

The Fund offers three classes of shares: Class Z, Class I and Class II shares. The shares differ by their initial sales load, distribution fees, voting rights on matters affecting a single class and the exchange privilege of each class.

Effective February 3, 1997, the shares of the Fund were split on a 5-for-1 basis. All previously reported per share data for the Fund have been restated to give effect to the split. At June 30, 1998, there were 1.5 billion Fund shares authorized ($0.001 par value) of which 1 billion, 250 million, and 250 million were designated as Class Z, Class I, and Class II shares, respectively. Transactions in the Fund's shares were as follows:

                                                               SIX MONTHS ENDED                        YEAR ENDED
                                                                JUNE 30, 1998                      DECEMBER 31, 1997
                                                         -----------------------------------------------------------------
                                                           SHARES          AMOUNT               SHARES          AMOUNT
                                                         -----------------------------------------------------------------
CLASS Z SHARES:
Shares sold............................................   10,562,497    $ 234,831,047           6,313,080    $ 551,052,039
Shares issued on reinvestment of distributions.........           --               --          32,082,168      672,754,666
Shares issued on 5-for-1 stock split...................           --               --         297,727,890               --
Shares redeemed........................................  (30,912,944)    (697,304,661)        (34,805,380)    (812,989,531)
                                                         -----------------------------------------------------------------
Net increase (decrease)................................  (20,350,447)   $(462,473,614)        301,317,758    $ 410,817,174
                                                         -----------------------------------------------------------------

 30

PAGE


MUTUAL SHARES FUND
Notes to Financial Statements (unaudited) (continued)

2. CAPITAL STOCK (CONT.)

                                                               SIX MONTHS ENDED                        YEAR ENDED
                                                                JUNE 30, 1998                      DECEMBER 31, 1997
                                                         -----------------------------------------------------------------
                                                           SHARES          AMOUNT               SHARES          AMOUNT
                                                         -----------------------------------------------------------------
CLASS I SHARES:
Shares sold............................................   32,921,733    $ 733,924,977          45,117,270    $ 988,714,584
Shares issued on reinvestment of distributions.........           --               --           3,784,679       79,046,346
Shares issued on 5-for-1 stock split...................           --               --           3,159,210               --
Shares redeemed........................................   (6,781,422)    (151,976,811)         (3,362,536)     (73,447,115)
                                                         -----------------------------------------------------------------
Net increase...........................................   26,140,311    $ 581,948,166          48,698,623    $ 994,313,815
                                                         -----------------------------------------------------------------

                                                               SIX MONTHS ENDED                       YEAR ENDED
                                                                JUNE 30, 1998                      DECEMBER 31, 1997
                                                         -----------------------------------------------------------------
                                                           SHARES          AMOUNT               SHARES          AMOUNT
                                                         ----------------------------------------------------------------
CLASS II SHARES:
Shares sold............................................   20,850,431    $ 463,180,261          26,987,282    $593,740,934
Shares issued on reinvestment of distributions.........           --               --           2,226,926      46,322,849
Shares issued on 5-for-1 stock split...................           --               --           1,696,268              --
Shares redeemed........................................   (2,278,062)     (50,970,208)         (1,020,690)    (22,485,773)
                                                         ----------------------------------------------------------------
Net increase...........................................   18,572,369    $ 412,210,053          29,889,786    $617,578,010
                                                         ----------------------------------------------------------------

3. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

Certain officers of the Series Fund are also officers and/or directors of Franklin Mutual Advisers, Inc. (Franklin Mutual) and Franklin Templeton Services, Inc. (FT Services), the Fund's investment manager and administrative manager, respectively. Franklin/Templeton Investor Services, Inc. (Investor Services) and Franklin/Templeton Distributors, Inc. (Distributors), are the Fund's transfer agent and principal underwriter, respectively.

The Fund pays an investment management fee to Franklin Mutual of 0.60% per year of the average daily net assets of the Fund. Franklin Mutual agreed, through October 31, 1999, to limit the expense ratio of the Fund to be no higher than expected for the Fund's 1996 fiscal year, except that increases in expenses will be permitted if the Series Fund's Board of Directors determines that such expenses would have been higher had the merger not taken place. This expense limitation does not include items such as litigation expenses, interest, taxes, insurance, brokerage commissions, and expenses of an extraordinary nature. The expense reduction is set forth in the Statement of Operations.

                                                                              31

PAGE


MUTUAL SHARES FUND
Notes to Financial Statements (unaudited) (continued)

3. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (CONT.)
The Fund pays its allocated share of an administrative fee to FT Services based on the Series Fund's aggregate average daily net assets as follows:

ANNUALIZED
 FEE RATE                  AVERAGE DAILY NET ASSETS
-----------------------------------------------------------------
0.15%         First $200 million
0.135%        Over $200 million, up to and including $700 million
0.10%         Over $700 million, up to and including $1.2 billion
0.075%        Over $1.2 billion

The Fund reimburses Distributors up to 0.35% and 1.00% per year of the average daily net assets of Class I and Class II shares, respectively, for costs incurred in marketing the Fund's Class I and Class II shares. Distributors received net commissions from sales of those shares and received contingent deferred sales charges for the period of $759,623 and $288,407, respectively.

4. INCOME TAXES

At June 30, 1998, the net unrealized appreciation based on the cost of investments for income tax purposes of $7,913,173,381 was as follows:

Unrealized appreciation.....................................  $2,733,415,133
Unrealized depreciation.....................................    (406,682,050)
                                                              --------------
Net unrealized appreciation.................................  $2,326,733,083
                                                              ==============

Net investment income and net realized gains differ for financial statement and tax purposes primarily due to differing treatments of passive foreign investment companies and foreign currency transactions.

5. INVESTMENT TRANSACTIONS

Purchases and sales of securities (excluding short-term securities) for the period ended June 30, 1998, aggregated $3,313,824,264 and $2,434,140,520, respectively.

Transactions in options written during the period ended June 30, 1998 were as follows:

                                                                     NUMBER
                                                                  OF CONTRACTS    PREMIUM
                                                                  ------------------------
Options outstanding at December 31, 1997....................             --             --
Options written.............................................         40,700       $365,750
Options expired.............................................           (700)       (85,750)
Options terminated in closing transactions..................             --             --
Options exercised...........................................             --             --
                                                              ----------------------------
Options outstanding at June 30, 1998........................         40,000       $280,000
                                                              ----------------------------

 32

PAGE


MUTUAL SHARES FUND
Notes to Financial Statements (unaudited) (continued)

6. RESTRICTED SECURITIES

The Fund may purchase securities through private offerings that generally cannot be sold to the public without prior registration under the Securities Act of 1933. The costs of registering such securities are paid by the issuer. Restricted securities held at June 30, 1998 are as follows:

NUMBER OF SHARES OR                                                                   ACQUISITION
 PRINCIPAL AMOUNT                                ISSUER                                  DATE            VALUE
 ----------------------------------------------------------------------------------------------------------------
       967,806        Cityscape Financial Corp. ..................................     11/25/96      $     45,487
       324,995        Environmental Credits LLC...................................      1/26/98        60,124,075
     3,300,000        Fairchild Semiconductor Corp., 11.74%, 3/14/08..............      4/02/97         3,300,000
       750,000        FBR Asset Investment Corp. .................................     12/12/97        15,000,000
     7,515,000        Golden Ocean Group Ltd., 144A, 10.00%, 8/31/01..............      8/26/97         5,598,675
         4,030        Golden Ocean Group Ltd., wts. ..............................      8/26/97            20,150
         2,450        Interlake Corp., Series A3, 9.00%, cvt., pfd. ..............      6/17/92         2,609,649
                      Kendall International Inc., Residual Ownership
           379        Certificates................................................      7/06/92             4,548
             3        Lancer Industries Inc., B...................................      8/11/89         4,357,546
       601,869        Metallurg Inc. .............................................      4/14/97        13,361,492
    40,500,000        MSCW Investors I, LLC.......................................     12/27/95        68,310,892
     9,000,000        Roil Limited, 144A, 12.779%, 12/05/02.......................      5/08/98         7,515,000
       302,625        Security Capital Global Realty..............................      4/08/98         6,052,500
    11,260,174        Sunbeam Corp. ..............................................      3/13/90       105,141,875
       156,252        Viasystems Inc., pfd., B....................................     12/12/97         3,359,418
                                                                                                     ------------
TOTAL RESTRICTED SECURITIES (COST $186,774,750) (2.73% OF NET ASSETS).............                   $294,801,307
                                                                                                     ------------

7. INVESTMENT IN AFFILIATES

The Investment Company Act of 1940 defines "affiliated companies" as investments in portfolio companies in which the Fund owns 5% or more of the outstanding voting securities. Investments in "affiliated companies" at June 30, 1998 were $681,177,401. For the period ended June 30, 1998, dividend income from "affiliated companies" was $3,181,193 and net realized gains from disposition of "affiliated companies" were $4,450,510.

                              NUMBER OF                                NUMBER OF                     DIVIDEND INCOME    REALIZED
                             SHARES HELD      GROSS       GROSS       SHARES HELD        VALUE           1/1/98-        CAPITAL
      NAME OF ISSUER        DEC. 31, 1997   ADDITIONS   REDUCTIONS   JUNE 30, 1998   JUNE 30, 1998       6/30/98          GAIN
---------------------------------------------------------------------------------------------------------------------------------
CONTROLLED AFFILIATES*
Environmental Credits
 LLC......................           --      359,995      35,000         324,995     $ 60,124,075              --      $1,869,101
MSCW Investors I, LLC.....   40,500,000           --          --      40,500,000       68,310,892              --              --
                                                                                     --------------------------------------------
TOTAL CONTROLLED
 AFFILIATES...............                                                           $128,434,967              --      $1,869,101
                                                                                     ============================================

                                                                              33

PAGE


MUTUAL SHARES FUND
Notes to Financial Statements (unaudited) (continued)

7. INVESTMENT IN AFFILIATES (CONT.)
                                NUMBER OF                                NUMBER OF                   DIVIDEND INCOME     REALIZED
                              SHARES HELD       GROSS        GROSS     SHARES HELD           VALUE           1/1/98-      CAPITAL
NAME OF ISSUER              DEC. 31, 1997   ADDITIONS   REDUCTIONS   JUNE 30, 1998   JUNE 30, 1998           6/30/98         GAIN
---------------------------------------------------------------------------------------------------------------------------------
NON CONTROLLED AFFILIATES
Alexander's Inc. .........      386,000           --       2,800         383,200     $ 34,104,800              --      $  111,712
BHC Communications Inc.,
 A........................      283,317           --     245,400          37,917               **      $  283,317       1,915,629
City Investing Co.,
 Liquidating Trust........    4,314,037           --          --       4,314,037        3,909,596              --              --
Fab Industries Inc. ......      331,100           --          --         331,100        9,229,413         115,885              --
Florida East Coast
 Industries Inc. .........      513,000     1,553,800         --       2,066,800       60,453,900         103,340              --
Fund American Enterprises
 Holdings Inc. ...........      674,084           --          --         674,084       99,764,432         539,267              --
Genesee Corp., A..........       15,911           --          --          15,911          525,063          17,502              --
Genesee Corp., B..........      103,550           --          --         103,550        3,417,150         113,905              --
Houghton Mifflin Co. .....    1,475,300       69,000          --       1,544,300       49,031,525         386,075              --
Kreisler Manufacturing
 Corp. ...................      184,480           --      30,000         154,480        1,525,490              --         315,979
Lancer Industries Inc.,
 B........................            3           --          --               3        4,357,546              --              --
MBO Properties Inc. ......      574,712           --          --         574,712        5,459,764              --              --
Metallurg Inc. ...........      589,939       11,930          --         601,869       13,361,492              --         238,089
Seaboard Corp. ...........       76,450           --          --          76,450       22,246,950          38,225              --
Southam Inc. .............    3,996,700           --          --       3,996,700       72,565,972         278,382              --
Sunbeam Corp. ............   11,260,174           --          --      11,260,174      105,141,875         225,203              --
Van Melle NV..............      925,076       14,231          --         939,307       67,647,466       1,080,092              --
                                                                                     --------------------------------------------
TOTAL NON CONTROLLED
 AFFILIATES...............                                                           $552,742,434      $3,181,193      $2,581,409
                                                                                     ============================================

*Issuer in which the Fund owns 25% or more of the outstanding voting securities. **As of June 30, 1998, no longer an affiliate.

8. FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

The Fund has been a party to financial instruments with off-balance-sheet risk, primarily forward exchange contracts, in order to minimize the impact on the Fund from adverse changes in the relationship between the functional currency and foreign currencies and interest rates. These instruments involve market risk in excess of the amount recognized on the Statement of Assets and Liabilities. Some of these risks have been minimized by offsetting contracts. Risks arise from the possible inability of counterparties to meet the terms of their contracts, future movement in currency values and interest rates and contract positions that are not exact offsets. The contract amount indicates the extent of the Fund's involvement in such contracts.

A forward exchange contract is an agreement between two parties to exchange different currencies at a specific rate at an agreed future date. The contracts are reported in the financial statements at the Fund's net equity, as measured by the difference between the forward exchange rates at the reporting date and the forward exchange rates at the day of entry into the contract.

 34

PAGE


MUTUAL SHARES FUND
Notes to Financial Statements (unaudited) (continued)

8. FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK (CONT.)
As of June 30, 1998, the Fund had the following forward exchange contracts outstanding:


                                                                                 IN        SETTLEMENT          UNREALIZED
CONTRACTS TO BUY:                                                           EXCHANGE FOR      DATE            GAIN/(LOSS)
-----------------                                                           ----------------------------------------------
      4,633,724  British Pounds.....................................  U.S.  $ 7,586,310      8/17/98    U.S.  $    130,834
     17,000,000  British Pounds.....................................         28,158,800     10/15/98                32,782
     10,261,133  Canadian Dollars...................................          6,970,547      7/13/98                 9,365
                                                                            ------------                      ------------
                                                                      U.S.  $42,715,657                            172,981
                                                                            ------------                      ------------
CONTRACTS TO SELL:
------------------
        560,719  British Pounds.....................................  U.S.  $   936,401      7/20/98                 1,890
     27,993,488  British Pounds.....................................         46,547,920     10/15/98               125,526
     85,191,060  Canadian Dollars...................................         59,886,294      7/13/98             1,936,937
    339,187,824  Canadian Dollars...................................        236,906,475      7/31/98             6,083,918
    128,732,855  Canadian Dollars...................................         88,778,192     11/30/98             1,006,889
     50,000,000  German Mark........................................         27,932,961      9/18/98                98,225
     33,708,684  German Mark........................................         18,948,108     12/18/98                85,871
     40,910,310  Dutch Guilders.....................................         20,550,000      9/17/98               341,091
     18,796,210  Dutch Guilders.....................................          9,477,240     12/10/98               146,372
     22,089,440  Finnish Markka.....................................          4,100,000       9/3/98                59,008
    449,060,900  French Francs......................................         74,818,061      7/17/98               463,869
    285,286,441  French Francs......................................         47,674,957      8/28/98               317,882
    300,000,000  French Francs......................................         50,516,106      9/11/98               677,445
    326,906,892  French Francs......................................         54,866,894     10/19/98               441,494
    196,739,604  French Francs......................................         33,345,696     11/18/98               535,237
    226,576,252  French Francs......................................         38,402,755     12/11/98               566,742
    534,000,000  Japanese Yen.......................................          3,955,555     12/21/98                 6,253
    216,840,406  Norwegian Krone....................................         29,010,093      9/10/98               706,675
    371,757,452  Swedish Krona......................................         47,249,882      9/18/98               481,173
    730,534,993  Swedish Krona......................................         95,320,842     11/16/98             3,246,481
                                                                            ------------                      ------------
                                                                      U.S.  $989,224,432                        17,328,978
                                                                            ------------
      Net unrealized gain on offsetting forward exchange contracts..                                               497,980
                                                                                                              ------------
        Unrealized gain on forward exchange contracts...............                                            17,999,939
                                                                                                              ------------

CONTRACTS TO BUY:
-----------------
     16,250,000  British Pound......................................  U.S.  $27,163,988     10/15/98              (216,152)
      9,108,240  Norwegian Krone....................................          1,200,000      9/10/98               (11,133)
                                                                            ------------                      ------------
                                                                      U.S.  $28,363,988                           (227,285)
                                                                            ------------                      ------------

                                                                              35

PAGE


MUTUAL SHARES FUND
Notes to Financial Statements (unaudited) (continued)

8. FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK (CONT.)


                                                                                 IN        SETTLEMENT          UNREALIZED
CONTRACTS TO SELL:                                                          EXCHANGE FOR      DATE            GAIN/(LOSS)
------------------                                                          ----------------------------------------------
     76,242,735  British Pounds.....................................  U.S. $123,540,282      7/20/98    U.S.  $ (3,528,119)
     16,515,000  British Pounds.....................................         27,431,415      7/31/98               (75,980)
     87,327,440  British Pounds.....................................        142,023,490      8/17/98            (3,289,259)
     56,937,260  British Pounds.....................................         92,857,730      9/18/98            (1,711,440)
     26,000,000  British Pounds.....................................         42,614,000     11/18/98              (417,349)
     26,047,184  British Pounds.....................................         42,587,146     12/18/98              (447,272)
    101,473,349  Dutch Guilders.....................................         49,839,563       9/9/98              (262,569)
    118,384,439  Dutch Guilders.....................................         58,354,828      9/17/98              (124,817)
    434,759,500  Finnish Markka.....................................         79,119,108       9/3/98              (414,797)
    109,455,000  French Francs......................................         18,000,000      8/28/98              (169,349)
 58,482,541,366  Italian Lira.......................................         33,132,707       4/2/99               (67,148)
    350,095,973  Swedish Krona......................................         43,370,577      7/17/98              (559,902)
    640,000,000  Swedish Krona......................................         79,375,548      8/17/98            (1,034,241)
    818,584,587  Swedish Krona......................................        103,232,812     12/14/98              (130,280)
                                                                           ------------                       ------------
                                                                      U.S. $935,479,206                        (12,232,522)
                                                                           ============                       ------------
        Unrealized loss on forward exchange contracts...............                                           (12,459,807)
                                                                                                              ------------
          Net unrealized gain on forward exchange contracts.........                                    U.S.  $  5,540,132
                                                                                                              ============

 36

PAGE


LITERATURE REQUEST

For a free brochure and prospectus, which contain more complete information, including charges and expenses, call Franklin Templeton Fund Information at 1-800/DIAL BEN(R) (1-800/342-5236). Please read the prospectus carefully before investing or sending money. To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be determined by the presence of a regular beeping tone.

FRANKLIN TEMPLETON GROUP

GLOBAL GROWTH
Franklin Global Health Care Fund
Mutual Discovery Fund
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 Markets Trust
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Templeton Foreign Smaller
 Companies Fund
Templeton Global
 Infrastructure Fund
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 Opportunities Trust
Templeton Global
 Real Estate Fund
Templeton Global
 Smaller Companies Fund
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GLOBAL GROWTH AND INCOME
Franklin Global Utilities Fund
Mutual European Fund
Templeton Global Bond Fund
Templeton Growth and
 Income Fund

GLOBAL INCOME
Franklin Global Government
 Income Fund
Franklin Templeton Global
 Currency Fund
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 Currency Fund
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 Securities Fund

GROWTH
Franklin Biotechnology
 Discovery Fund
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Franklin Equity Fund
Franklin Gold Fund
Franklin Growth Fund
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Franklin Small Cap
 Growth Fund

GROWTH AND INCOME
Franklin Asset Allocation Fund
Franklin Balance Sheet
 Investment Fund*
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 Securities Fund
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Franklin Real Estate
 Securities Fund
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Templeton American Trust, Inc.

FUND ALLOCATOR SERIES
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 Target Fund
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 Target Fund
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 Target Fund

INCOME
Franklin Adjustable Rate
 Securities Fund
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 Government Securities Fund
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 Income Fund
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 U.S. Government Securities Fund
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 Securities Fund
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FRANKLIN FUNDS SEEKING
TAX-FREE INCOME
Federal Intermediate-Term
 Tax-Free Income Fund
Federal Tax-Free Income Fund
High Yield Tax-Free Income Fund
Insured Tax-Free Income Fund
Puerto Rico Tax-Free
 Income Fund
Tax-Exempt Money Fund

FRANKLIN STATE-SPECIFIC
FUNDS SEEKING
TAX-FREE INCOME
Alabama
Arizona**
Arkansas***
California**
Colorado
Connecticut
Florida**
Georgia
Hawaii***
Indiana
Kentucky
Louisiana
Maryland
Massachusetts+
Michigan**
Minnesota+
Missouri
New Jersey
New York**
North Carolina
Ohio+
Oregon
Pennsylvania
Tennessee***
Texas
Virginia
Washington***

VARIABLE ANNUITIES++
Franklin Valuemark(R)
Franklin Templeton
 Valuemark Income Plus
 (an immediate annuity)

*These funds are now closed to new accounts, with the exception of retirement plan accounts.

**Two or more fund options available: long-term portfolio, intermediate-term portfolio, a portfolio of insured municipal securities, and/or a high yield portfolio (CA) and a money market portfolio (CA and NY).

***The fund may invest up to 100% of its assets in bonds that pay interest subject to the federal alternative minimum tax.

+Portfolio of insured municipal securities.

++Franklin Valuemark and Franklin Templeton Valuemark Income Plus are issued by Allianz Life Insurance Company of North America or by its wholly owned subsidiary, Preferred Life Insurance Company of New York, and distributed by NALAC Financial Plans, LLC. The Franklin Valuemark Funds are managed by Franklin Advisers, Inc. and its Templeton and Franklin affiliates.

                                                                           07/98

PAGE


                                            INVESTMENT MANAGER
                                            Franklin Mutual Advisers, Inc.
                                            51 John F. Kennedy Parkway
                                            Short Hills, NJ 07078

                                            SHAREHOLDER SERVICES
                                            1-800-632-2301-(Class I & II)
                                            1-800-448-FUND-(Class Z)
BOARD OF DIRECTORS
Michael F. Price (Chairman)                 FUND INFORMATION
Peter A. Langerman                          1-800-342-5236
Edward I. Altman
Ann Torre Grant
Andrew H. Hines, Jr.
William J. Lippman
Bruce A. MacPherson
Fred R. Millsaps
Leonard Rubin
Vaughn R. Sturtevant, M.D.
Robert E. Wade



                                            This report must be preceded or
                                            accompanied by the current
                                            prospectus of the Mutual Shares
                                            Fund, which contains more complete
                                            information including risk factors,
                                            charges and expenses.

                                            To ensure the highest quality of
                                            service, telephone calls to or from
                                            our service departments may be
                                            monitored, recorded and accessed.
                                            These calls can be determined by the
                                            presence of a regular beeping tone.

474 S98 08/98                        [LOGO] Printed on recycled paper